Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 13 – SEGMENT INFORMATION

General information

The segment and geographic information provided in the table below is being reported consistent with the Company's method of internal reporting. Operating segments are defined as components of an enterprise for which separate financial information is available and which is evaluated regularly by the chief operating decision maker ("CODM") in deciding how to allocate resources and in assessing performance. The CODM regularly reviews net revenue and gross profit by geographic regions. The Company's products and services operate in two reportable segments; identity management and payment processing.

Information about revenue, profit/loss and assets

The CODM evaluates performance and allocates resources based on net revenue and operating results of the geographic region as the current operations of each geography are either primarily identity management or payment processing. Identity management revenue is generated in North America and Africa and payment processing is earned in South America which are the three geographic regions of the Company. We have included the lease income in payment processing are the leases are related to unattended ticking kiosks.

Long lived assets are in North America, South America and Africa. Most assets are intangible assets recorded from the acquisition of MultiPay (South America) in 2015 and FIN Holdings (North America and Africa) in 2016. Assets for North America, South America and Africa amounted to approximately $7.3 million, $0.7 million and $2.2 million, respectively, of which $4.9 million, $0.1 million and $1.7 million related to goodwill as of March 31, 2019.

Analysis of revenue by segment and geographic region and reconciliation to consolidated revenue, gross profit, and net loss are provided below. The Company has included in the schedule below an allocation of corporate overhead based on management's estimate of resource requirements.

	Three Months Ended
	March 31, 2019	March 31, 2018
Net Revenues:
North America	$227,041	$117,308
South America	125,328	79,088
Africa	388,009	329,393
	740,378	525,789

Identity Management	615,050	446,701
Payment Processing	125,328	79,088
	740,378	525,789

Loss From Operations
North America	(737,962)	(1,047,886)
South America	(1,256,952)	(1,329,590)
Africa	(173,460)	(131,719)
	(2,168,374)	(2,509,195)

Identity Management	(911,422)	(1,179,605)
Payment Processing	(1,256,952)	(1,329,590)
	(2,168,374)	(2,509,195)

Interest Expense	(86,890)	(239,169)
Other income/(expense)	6,226	—

Loss before income taxes	(2,249,038)	(2,748,364)

Income tax expense	(13,701)	(4,561)

Net loss	$(2,262,739)	$(2,752,925)

NOTE 14 – SEGMENT INFORMATION

General information

The segment and geographic information provided in the table below is being reported consistent with the Company’s method of internal reporting. Operating segments are defined as components of an enterprise for which separate financial information is available and which is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The CODM regularly reviews net revenue and gross profit by geographic regions. The Company products and services operate in two reportable segments; identity management and payment processing.

Information about revenue, profit/loss and assets

The CODM evaluates performance and allocates resources based on net revenue and operating results of the geographic region as the current operations of each geography are either primarily identity management or payment processing. Identity management revenue is generated in North America and Africa and payment processing is earned in South America which are the three geographic regions of the Company. We have included the lease income in payment processing are the leases are related to unattended ticking kiosks.

Long lived assets are in North America, South America and Africa. Most assets are intangible assets recorded from the acquisition of MultiPay (South America) in 2015 and FIN Holdings (North America and Africa) in 2016. Assets for North America, South America and Africa amounted to approximately $7.4 million, $.8 million and $2.1 million respectively of which $4.9 million, $.2 million and $1.6 million related to goodwill as of December 31, 2018.

Analysis of revenue by segment and geographic region and reconciliation to consolidated revenue, gross profit, and net loss are provided below. The Company has included in the schedule below an allocation of corporate overhead based on management’s estimate of resource requirements.

	Year Ended December 31,
	2018	2017
Net Revenues:
North America	$1,941,866	$518,023
South America	476,234	394,320
Africa	1,410,893	1,391,263
	3,828,993	2,303,606

Identity Management	3,352,759	1,909,286
Payment Processing	476,234	394,320
	3,828,993	2,303,606

Loss From Operations
North America	(1,959,125)	(2,672,161)
South America	(6,540,029)	(8,300,967)
Africa	(824,065)	(1,035,987)
	(9,323,219)	(12,009,115)

Identity Management	(2,783,190)	(3,708,148)
Payment Processing	(6,540,029)	(8,300,967)
	(9,323,219)	(12,009,115)

Gain (loss) on derivative liability	—	(4,106,652)
Interest Expense	(757,801)	(1,337,081)
Other income/(expense)	83,649	0

Loss before income taxes	(9,997,371)	(17,452,848)

Income tax expense	(30,242)	(28,781)

Net loss	$(10,027,613)	$(17,481,629)